Relationships with Third-Parties	12 Months Ended
Dec. 31, 2018
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Relationships with Third-Parties

NOTE 31: RELATIONSHIPS WITH THIRD-PARTIES

Remuneration of key management

Key management consists of the members of the Executive Management Team and the entities controlled by any of them.

	As at 31 December,
	2018	2017	2016
Number of EMT members	7	8	8

(€’000)	For the year ended 31 December
	2018	2017	2016
Short term employee benefits[1]	740	666	816
Post employee benefits	16	14	35
Share-based compensation	1,794	1,123	1,790
Other employment costs[2]	27	30	22
Management fees	2,457	1,950	2,055

Total benefits	5,034	3,783	4,718

[1]	Include salaries, social security, bonuses, lunch vouchers
[2]	Such as Company cars

	As at 31 December,
	2018	2017	2016
Number of warrants granted	30,000	179,000	180,000
Number of warrants lapsed	—	(15,225)	(56,500)
Cumulative outstanding warrants	259,000	306,500	310,725
Exercised warrants	—	168,000	—
Outstanding payables (in ‘000€)	803	461	687

Transactions with non-executive directors

	For the year ended 31 December,
(€’000)	2018	2017	2016
Share-based compensation	420	485	697
Management fees	357	387	363

Total benefits	776	872	1,060

	As at 31 December,
	2018	2017	2016
Number of warrants granted	20,000	60,000	50,000
Number of warrants lapsed	—	(2,904)	—
Number of exercised warrants	—	—	—
Cumulative outstanding warrants	135,000	115,000	57,904
Outstanding payables (in ‘000€)	127	194	148
Shares owned	345,453	2,512,004	2,869,685

Decrease in shares owned by Company’s Directors is due to the resignation of Tolefi SA as Board member as of 1st August 2018.

Transactions with shareholders

	For the year ended 31 December,
(€’000)	2018	2017	2016
Rent(1)	—	—	99
Other	—	—	—

Total	—	—	99

	As at 31 December
(€’000)	2018	2017	2016
Outstanding payables	—	—	—

[1]	Relate to lease paid to Biological Manufacturing Services, company controlled by Tolefi SA until April 30, 2016